Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less: Unamortized debt discount	$ (21,883)	$ (13,332)	$ 0
Total	310,829	163,126
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member]
Debt Instrument [Line Items]
Notes payable		175,000
Less: Unamortized debt discount		(13,332)
Principal, net		161,668
Accrued Interest		1,458
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member]
Debt Instrument [Line Items]
Notes payable	330,000
Less: Unamortized debt discount	(21,883)
Principal, net	308,117
Accrued Interest	$ 2,712